Inventory	9 Months Ended
Sep. 30, 2011
Inventory [Abstract]
Inventory	Note 4 — Inventory Inventories consist of the following:

	September 30, 2011	December 31, 2010
Raw materials	$165,159	$129,863
Finished goods	150,772	129,076

Total	$315,931	$258,939